STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 004 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Participation in net income of Master Trust	$ 181.5
Interest on notes receivable from participants	1.6
Contributions:
Participant contributions	60.2
Employer contributions	33.4
Participant rollover contributions	5.2
Total contributions	98.8
Total additions	281.9
Deductions:
Benefits paid to participants	(147.8)
Administrative expenses	(0.9)
Total deductions	(148.7)
Net increase in net assets available for benefits	133.2
Net assets available for benefits:
Beginning of year	1,363.6
End of year	$ 1,496.8